Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® I Portfolio
September 30, 2023
VIPFLI-I-NPRT3-1123
1.822343.118
Domestic Equity Funds - 5.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	1,962	87,448
VIP Equity-Income Portfolio Investor Class (a)	3,013	71,599
VIP Growth & Income Portfolio Investor Class (a)	3,799	97,904
VIP Growth Portfolio Investor Class (a)	1,705	144,003
VIP Mid Cap Portfolio Investor Class (a)	678	22,680
VIP Value Portfolio Investor Class (a)	2,809	50,723
VIP Value Strategies Portfolio Investor Class (a)	1,650	25,278
TOTAL DOMESTIC EQUITY FUNDS (Cost $302,739)		499,635

International Equity Funds - 12.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	47,937	472,657
VIP Overseas Portfolio Investor Class (a)	24,951	574,361
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $901,733)		1,047,018

Bond Funds - 63.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	163,537	1,463,653
Fidelity International Bond Index Fund (a)	24,713	219,456
Fidelity Long-Term Treasury Bond Index Fund (a)	31,684	288,637
VIP High Income Portfolio Investor Class (a)	31,205	141,672
VIP Investment Grade Bond II Portfolio Investor Class (a)	357,193	3,289,748
TOTAL BOND FUNDS (Cost $5,917,954)		5,403,166

Short-Term Funds - 19.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.06% (a)(b) (Cost $1,623,482)	1,623,482	1,623,482

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,745,908)	8,573,301
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	8,573,302

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,602,387	57,861	186,800	1,355	(26,181)	16,386	1,463,653
Fidelity International Bond Index Fund	238,934	10,686	32,222	2,787	(2,597)	4,655	219,456
Fidelity Long-Term Treasury Bond Index Fund	340,888	77,465	104,191	6,986	(14,733)	(10,792)	288,637
VIP Contrafund Portfolio Investor Class	93,241	10,949	33,344	912	4,421	12,181	87,448
VIP Emerging Markets Portfolio Investor Class	556,990	127,222	225,313	827	(7,371)	21,129	472,657
VIP Equity-Income Portfolio Investor Class	83,550	8,996	22,612	-	2,139	(474)	71,599
VIP Government Money Market Portfolio Investor Class 5.06%	1,850,919	257,410	484,847	63,249	-	-	1,623,482
VIP Growth & Income Portfolio Investor Class	108,118	12,220	31,234	394	5,373	3,427	97,904
VIP Growth Portfolio Investor Class	146,458	21,359	51,307	994	3,880	23,613	144,003
VIP High Income Portfolio Investor Class	154,777	2,488	21,240	104	(2,554)	8,201	141,672
VIP Investment Grade Bond II Portfolio - Investor Class	3,440,806	253,492	377,022	1,466	(9,353)	(18,175)	3,289,748
VIP Mid Cap Portfolio Investor Class	26,076	1,884	6,313	61	899	134	22,680
VIP Overseas Portfolio Investor Class	621,537	52,770	145,516	-	5,353	40,217	574,361
VIP Value Portfolio Investor Class	60,282	4,016	18,575	-	4,534	466	50,723
VIP Value Strategies Portfolio Investor Class	29,863	1,654	8,610	72	2,486	(115)	25,278
	9,354,826	900,472	1,749,146	79,207	(33,704)	100,853	8,573,301

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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